Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2020
Contingent liabilities and commitments [abstract]
Summary of contingent liabilities and commitments
Contingent liabilities and commitments
	2020	2019
Contingent liabilities in respect of
– Guarantees	23,386	27,502
– Irrevocable letters of credit	14,016	16,340
– other	97	131
	37,499	43,974

Guarantees issued by ING Groep N.V.	292	319

Irrevocable facilities	124,991	120,002
	162,782	164,296